LONG-TERM DEBT AND FINANCING - Additional information (Details) - CAD ($) $ in Thousands			3 Months Ended
		Mar. 18, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 09, 2021	Oct. 19, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 623,186		$ 655,740
Origination Fee Percentage						1.00%
Commitment Fee Percentage						1.00%
Repayments of borrowings classified as financing activities.			796	$ 1,651
Home Trust Company [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 3,800
Interest rate			8.99%
Companies' Creditors Arrangement Act
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 125,000
Interest rate						13.00%
Credit facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	[1]		$ 171,046		227,189
Available capacity under Letter of Credit			2,900
Borrowings, letters of credit			$ 54,400
Credit facility | Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis rate			4.25%
Credit facility | Libor
Disclosure of detailed information about borrowings [line items]
Basis rate			5.25%
Credit facility | Canadian bank prime rate
Disclosure of detailed information about borrowings [line items]
Basis rate			2.45%
Credit facility | US Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis rate			3.25%
Lender Support Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Limited Amount Of Letter Of Credit		$ 46,100
Repayments of borrowings classified as financing activities.		$ 125,000	$ 62,000
Borrowings, letters of credit			98,800
7% $15M subordinated notes
Disclosure of detailed information about borrowings [line items]
Total borrowings	[2]		$ 13,554		13,607
Interest rate			7.00%
Debt Instrument Principal Amounts			$ 15,000				$ 0
Subordinated convertible debentures, Term			6 years
Debt Instrument Annual Interest Rate			7.00%
Consideration for tender offer			$ 13,200
Accruals classified as current			400
10.25 % term loan
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 205,900
Interest rate			10.25%
Accruals classified as current			$ 13,400
Term loan
Disclosure of detailed information about borrowings [line items]
Total borrowings	[3]		283,986		$ 289,904
Unsecured term loan
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 207,000
Interest rate			8.75%	8.75%
Borrowings, conversion of convertible instruments, shares issued (in shares)			786,982
6.75% $100M convertible debentures
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 100,000	$ 100,000
Interest rate			6.75%	6.75%
Borrowings, conversion of convertible instruments, shares issued (in shares)			3,592,069
6.75% $160M convertible debentures
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 160,000	$ 160,000
Interest rate			6.75%	6.75%
Borrowings, conversion of convertible instruments, shares issued (in shares)			5,747,310
6.5% convertible bonds
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 9,200
Interest rate			6.50%	6.50%
Borrowings, conversion of convertible instruments, shares issued (in shares)			35,737

[1]	On March 18, 2021, Just Energy Ontario L.P, Just Energy (U.S.) Corp. and Just Energy Group Inc. entered into an Accommodation and Support Agreement (the “Lender Support Agreement”) with the lenders under the Credit Facility. Under the Lender Support Agreement, the lenders agreed to allow issuance or renewals of Letters of Credit under the Credit Facility during the pendency of the CCAA proceedings within certain restrictions. In return, the Company has agreed to continue paying interest and fees at the non-default rate on the outstanding advances and Letters of Credit under the Credit Facility. The amount of Letters of Credit that may be issued is limited to the lesser of $46.1 million (excluding the Letters of Credit guaranteed by Export Development Canada under its Account Performance Security Guarantee Program), plus any amount the Company has repaid and $125 million. As at June 30, 2021, the Company had repaid $62.0 million and had a total of $98.8 million of letters of Credit outstanding.
[2]	As part of the September 2020 Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“Note Indenture”) to holders of the subordinated convertible debentures, which has a six-year maturity. The principal amount was reduced through a tender offer for no consideration on October 19, 2020 to $13.2 million. The Note Indenture bears an annual interest rate of 7.0% payable in kind. The balance at June 30, 2021 includes an accrual of $0.4 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Note Indenture’s Trust Indenture agreement. However, any potential actions by the lenders under the Note Indenture have been stayed pursuant to the Court Order and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Note Indenture has been classified as current.
[3]	As part of the September 2020 Recapitalization, Just Energy issued a USD $205.9 million principal note (the “10.25% Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at June 30, 2021 includes an accrual of $13.4 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the 10.25% Term Loan. However, any potential actions by the lenders under the 10.25% Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the 10.25% Term Loan has been classified as current.